CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2017	12-31-2016
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	148	3,156
Bank checking account balances	209,037	146,290
Time deposits	292,105	247,391
Mutual funds	73,170	195,416
Other cash and cash equivalents (*)	15,426	-
Total	589,886	592,253

(*) Applies to purchase contracts resale commitments.

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the mutual funds in effect as of December 31, 2017 and December 31, 2016 is shown below.

	December 2017 ThU.S.$	December 2016 ThU.S.$
AAAfm	70,808	192,895
AAfm	2,362	2,521
Total Mutual Funds	73,170	195,416

Changes in Financial Liabilities

		Cash Flow
	Opening balance	Borrowings	Borrowings	Interest	Accrued	Inflation	Non-cash	Closing balance
	12-31-2016	obtained	paid	paid	interest	adjustment	movements	12-31-2017
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	914,358	421,309	(481,205)	(28,141)	27,894	(439)	4,681	858,457
Hedging liabilities	87,364	-	-	-	-	-	(81,971)	5,393
Bonds and promissory notes	3,452,658	891,172	(1,146,506)	(233,045)	218,326	122,324	(2,244)	3,302,685
Total	4,454,380	1,312,481	(1,627,711)	(261,186)	246,220	121,885	(79,534)	4,166,535

		Cash Flow
	Opening balance	Borrowings	Borrowings	Interest	Accrued	Inflation	Non-cash	Closing balance
	12-31-2015	obtained	paid	paid	interest	adjustment	movements	12-31-2016
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Borrowings from banks	997,542	550,226	(645,211)	(27,692)	27,471	9	12,013	914,358
Hedging liabilities	227,568	-	-	-	-	-	(140,204)	87,364
Bonds and promissory notes	3,180,334	187,427	-	(163,881)	165,017	79,923	3,838	3,452,658
Total	4,405,444	737,653	(645,211)	(191,573)	192,488	79,932	(124,353)	4,454,380